Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of fair value of financial instruments

Consolidated				12.31.2023		12.31.2022
	Note	Level	Book value	Fair value	Book value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents (a)	5	1	5,634,623	5,634,623	2,678,457	2,678,457
Bonds and securities (b)	6	2	495,495	495,495	431,056	431,056
Accounts receivable - distribution concession (c)	9.1	3	1,954,679	1,954,679	1,442,819	1,442,819
Accounts receivable - generation concession (c)	9.3	3	71,835	71,835	68,642	68,642
Fair value in the purchase and sale of power (d)	11	3	1,101,684	1,101,684	1,081,758	1,081,758
Other temporary investments (e)		1	17,864	17,864	15,372	15,372
Other temporary investments (e)		2	13,864	13,864	10,247	10,247
			9,290,044	9,290,044	5,728,351	5,728,351
Amortized cost
Collaterals and escrow accounts (a)			9	9	157	157
Trade accounts receivable (a)	7		3,866,429	3,866,429	3,451,869	3,451,869
Sectorial financial assets (a)	8		30,946	30,946	381,398	381,398
Accounts receivable - concessions - bonus from
the grant (g)	9.2		792,741	893,275	766,832	866,653
			4,690,125	4,790,659	4,600,256	4,700,077
Fair value through other comprehensive income
Certified Emission Reductions - CERs (j)			3,922	3,922	10,295	10,295
			3,922	3,922	10,295	10,295
Total financial assets			13,984,091	14,084,625	10,338,902	10,438,723
Financial liabilities
Fair value through profit or loss
Fair value in the purchase and sale of power (d)	27	3	753,584	753,584	738,703	738,703
			753,584	753,584	738,703	738,703
Amortized cost
Sectorial financial liabilities (a)	8		503,991	503,991	483,255	483,255
ICMS installment payment (f)	12.2.3		41,286	37,777	48,320	43,419
Special Tax Regularization Program - Pert (f)	12.2		379,724	322,711	404,075	;340,025
PIS and Cofins to be refunded to consumers (a)	12.2.1		731,726	731,726	1,995,158	1,995,158
Accounts payable to suppliers (a)	19		2,285,573	;2,285,573	2,215,470	2,215,470
Loans and financing (f)	20		5,387,977	5,138,930	4,694,957	4,171,789
Debentures (h)	21		9,738,006	9,699,171	7,887,077	7,688,396
Accounts payable related to concession (i)	25		893,855	1,018,630	937,542	1,051,710
			19,962,138	19,738,509	18,665,854	17,989,222
Total financial liabilities			20,715,722	20,492,093	19,404,557	18,727,925
Different levels are defined as follows:
Level 1: Obtained from quoted prices (not adjusted) in active markets for identical assets and liabilities;
Level 2: obtained through other variables in addition to quoted prices included in Level 1, which are observable for the assets or liabilities;
Level 3: obtained through assessment techniques which include variables for the assets or liabilities, which however are not based on observable market data.

Schedule of credit risk with their contractual obligations

Consolidated
Exposure to credit risk	12.31.2023	12.31.2022
Cash and cash equivalents (a)	5,634,623	2,678,457
Bonds and securities (a)	495,495	431,056
Pledges and restricted deposits linked (a)	9	157
Trade accounts receivable (b)	3,866,429	3,451,869
Sectorial financial assets (c)	30,946	381,398
Accounts receivable - distribution concession (c)	1,954,679	1,442,819
Accounts receivable - concessions - bonus from the grant (d)	792,741	766,832
Accounts receivable - generation concessions (e)	71,835	68,642
Other temporary investments (f)	31,728	25,619
	12,878,485	9,246,849

a)	The Company manages the credit risk of its assets in accordance with its policy of investing financial resources in federal banking institutions or in private banks with low credit risk, according to the local rating of the main rating agencies.
b)	Risk of losses resulting from difficulties to receive amounts billed to customers related to internal and external factors. To mitigate this type of risk, the Company manages its accounts receivable, detecting customers most likely to default, implementing specific collection policies and suspending the supply and/or recording of energy and the provision of service, as established in contract and regulatory standards.

c)	Management considers the risk of this credit to be reduced, since the agreements signed guarantee the unconditional right to receive cash at the end of the concession to be paid by the Granting Authority, corresponding to the costs and investments not recovered through the distribution electrical energy tariff.

d)	Management considers the risk of such credit to be low, as the contract for the sale of energy by quotas guarantees the receipt of an Annual Generation Revenue - RAG, which includes the annual amortization of this amount during the concession term.

e)	For the generation concession assets, Aneel published Normative Resolution 596/2013, which deals with the definition of criteria for calculating the New replacement value (VNR), for the purposes of indemnification. In July 2021, Normative Resolution No. 942/2021 was published, later covered by Normative Resolution No. 1027/2022, which regulated the calculation of these values through the presentation of appraisal reports to be prepared by accredited companies. In August 2022, Copel filed with Aneel the assessment reports related to the residual values, with a base date of July 2015, for the HPP Governador Parigot de Souza - GPS and HPP Mourão - MOU, which, since January 2023, are being inspected by the regulatory agency. Management's expectation of indemnification for these assets supports recoverability of the balances recorded.

f)	Risk arising from the possibility of the Company incurring losses due to stock market volatility. This type of risk involves external factors and is being managed through periodic assessments of the variations in the market.

Schedule of liquidity risk

Consolidated		Less than	1 to 3	3 months	1 to 5	Over
	Interest (a)	1 month	months	to 1 year	years	5 years	Total
12.31.2023
Loans and financing	Note 20	41,912	177,623	842,349	3,215,105	3,369,102	7,646,091
Debentures	Note 21	116,823	12,567	1,885,073	7,556,981	3,819,348	13,390,792
Accounts payable related	Rate of return +
to concession	IGP-M and IPCA	9,152	18,323	83,621	476,872	1,754,922	2,342,890
Accounts payable to suppliers	-	1,997,850	216,264	16,393	55,066	-	2,285,573
PIS and Cofins to be refunded
to consumers	Note 12.2.1	-	-	558,591	231,114	-	789,705
Special Tax Regularization Program - Pert	Selic	5,234	10,564	49,005	295,609	89,727	450,139
ICMS installment payment	Selic	953	1,922	8,902	34,709	-	46,486
Sectorial financial liabilities	Selic	40,037	81,141	381,780	32,158	-	535,116
Lease liability	Note 26	1,960	3,913	14,253	57,921	319,791	397,838
		2,213,921	522,317	3,839,967	11,955,535	9,352,890	27,884,630
(a) Effective interest rate - weighted average.

Schedule of sensitivity analysis of foreign currency risk

.		Baseline	Projected scenarios
Foreign exchange risk	Risk	12.31.2023	Probable	Scenario 1	Scenario 2
.
Financial liabilities
Suppliers
Itaipu	USD appreciation	(194,730)	(3,166)	(52,639)	(102,113)

		(194,730)	(3,166)	(52,639)	(102,113)

Schedule of gain (losses) on operations with derivative financial instruments

.		Baseline	Projected scenarios
Interest rate risk and monetary variation	Risk	12.31.2023	Probable	Scenario 1	Scenario 2
.
Financial assets
Bonds and securities	Low CDI/Selic	495,495	44,593	33,445	22,296
Collaterals and escrow accounts	Low CDI/Selic	9	1	1	-
Sectorial financial assets	Low Selic	30,946	2,785	2,089	1,393
Accounts receivable - concessions	Low IPCA	2,747,420	106,050	79,538	53,025
Accounts receivable - generation concessions	Undefined (a)	71,835	-	-	-
		3,345,705	153,429	115,073	76,714
Financial liabilities
Loans and financing
Banco do Brasil	High CDI	(751,096)	(67,599)	(84,498)	(101,398)
Banco Itaú	High CDI	(1,039,097)	(93,519)	(116,898)	(140,278)
BNDES	High TJLP	(1,560,824)	(100,363)	(125,454)	(150,545)
BNDES	High IPCA	(392,709)	(15,159)	(18,948)	(22,738)
Banco do Nordeste	High IPCA	(1,584,566)	(61,164)	(76,455)	(91,746)
Banco do Brasil - BNDES Transfer	High TJLP	(49,263)	(3,168)	(3,960)	(4,752)
Other	No risk	(10,422)	-	-	-
Debentures	High CDI/Selic	(6,587,635)	(592,887)	(741,109)	(889,331)
Debentures	High IPCA	(3,067,627)	(118,410)	(148,013)	(177,616)
Debentures	High TJLP	(82,744)	(5,321)	(6,651)	(7,981)
Sectorial financial liabilities	High Selic	(503,991)	(45,359)	(56,699)	(68,039)
ICMS installment payment	High Selic	(41,286)	(3,716)	(4,645)	(5,574)
Special Tax Regularization Program - Pert	High Selic	(379,724)	(34,175)	(42,719)	(51,263)
Accounts payable related to concession	High IGP-M	(828,695)	(33,479)	(41,849)	(50,219)
Accounts payable related to concession	High IPCA	(65,160)	(2,515)	(3,144)	(3,773)
.		(16,944,839)	(1,176,834)	(1,471,042)	(1,765,253)
(a) Risk assessment still requires ruling by the Concession grantor.

Schedule of indicators and penalties

Year	Indicator	Criteria	Penalties
From 2021	Economic - financial efficiency	in the base year	Capital Increase (a)
Limitation on distribution of dividends and interest on capital
Restrictive regime for contracts with related parties
		2 consecutive years	Concession termination
	Quality Indicators	in the base year	Results plan
		2 consecutive years or 3 of the previous 5 calendar years	Limitation on distribution of dividends and interest on capital
		3 consecutive years	Concession termination
(a) Within 180 days from the end of each fiscal year, in the totality of the insufficiency that occurs to reach the Minimum Economic and Financial Sustainability Parameter.

Schedule of targets set

			Quality - limits		Quality - performed
Year	Economic and Financial Management	Realized	DECi	FECi	DECi	FECi
2022	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)	Achieved	9.19	6.80	7.98	5.29
2023	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)	-	8.69	6.39	7.86	5.21
Net Debt: Gross debt deducted from financial assets, with the exception of financial assets and financial liabilities in administrative or judicial discussion. The accounts that make up the gross debt and financial assets are defined in the attachment VIII to Aneel Resolution No 948/2021.
QRR: Regulatory Reinstatement Share or Regulatory Depreciation Expense. This value will be the one defined in the last Periodic Tariff Review, updated by the variation of the Regulatory Portion B and calculated on a pro rata basis.
Recurring EBITDA: Earnings Before Interest (Financial Result), Taxes (Income Taxes), Depreciation and Amortization.
Quality indicators: For the years 2022 to 2026, the annual thresholds are set out in Resolution No. 10,231/2021.

Schedule of notional values of the electricity commercialization contracts

.	Purchase	Sale
2024	721,208	800,793
2025	806,521	865,199
2026	691,420	720,295
2027	621,240	597,938
2028	423,561	494,941
2029 to 2040	3,060,268	3,888,123
	6,324,218	7,367,289

Schedule of outstanding transactions of financial statements

Consolidated	Assets	Liabilities	Net
Current	379,261	(321,646)	57,615
Noncurrent	722,423	(431,938)	290,485
	1,101,684	(753,584)	348,100

Schedule of sensitivity analysis of energy purchase and sale operations

Consolidated	Price	Baseline	Projected scenarios
	variation	12.31.2023	Probable	Scenario 1	Scenario 2

Unrealized gains (losses) on energy purchase and sale operations	Increase	348,100	348,100	303,302	258,504

	Decrease	348,100	348,100	392,897	437,695

Schedule of capital monitored by index

	12.31.2023	12.31.2022 (a)
Loans and financing	5,343,217	4,650,363
Debentures	9,619,106	7,803,855
(-) Cash and cash equivalents	(5,634,623)	(2,678,457)
(-) Bonds and securities - debt contract guarantees	(405,342)	(290,695)
Adjusted net debt	8,922,358	9,485,066
Net income	2,327,168	1,149,321
Net income from discontinued operations	(191,501)	-
Net income from continuing operations	2,135,667	1,149,321
Equity in earnings of investees	(307,809)	(478,577)
Deferred IRPJ and CSLL	(17,047)	(628,389)
Provision for IRPJ and CSLL	371,104	429,267
Financial expenses (income), net	1,204,990	1,966,037
Depreciation and amortization	1,382,040	1,300,982
Provision for allocation of PIS and Cofins credits	-	810,563
(-/+) Impairment	(177,693)	84,387
Adjusted ebitda	4,591,252	4,633,591
Adjusted net debt/Adjusted ebitda	1.94	2.05
(a) The balances as of December 31, 2022 do not consider the reclassification of the discontinued operation as they reflect the calculation of the indicator based on the scenario existing on that date.

Schedule of debt to equity ratio

Indebtedness	12.31.2023	12.31.2022
Loans and financing	5,343,217	4,650,363
Debentures	9,619,106	7,803,855
(-) Cash and cash equivalents	(5,634,623)	(2,678,457)
(-) Bonds and securities - debt contract guarantees	(405,342)	(290,695)
Adjusted net debt	8,922,358	9,485,066
Equity	24,191,667	21,131,225
Debt to equity ratio	0.37	0.45